NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Aug. 21, 2023	Jun. 21, 2023	Oct. 21, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 30, 2022	Aug. 30, 2021	May 18, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	one-for-25		one-for-100
Stock Issued During Period, Shares, New Issues				1	25,543
Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | D Jones Tailored Collection Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:AggregateCashPaymentAgreedToPay]		$ 229,000
Stock Issued During Period, Shares, New Issues		39,052
[custom:PercentageOfMembershipInterest]		100.00%
D.Jones Tailored Collection Ltd [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate cash payment agreed to pay		$ 229,000
Issuance of common stock pursuant to disposition (in shares) | shares		39,052
Percentage of membership interest transferred		100.00%
Harper Jones Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired								100.00%
Stateside [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired							100.00%
Sundry [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired						100.00%